SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Concentration of Credit Risk and Significant Vendors (Details) ¥ in Thousands	12 Months Ended
	Jun. 30, 2025 JPY (¥) customer contract	Jun. 30, 2024 JPY (¥) contract customer	Jun. 30, 2023 JPY (¥) customer contract	Jun. 30, 2022 customer
Concentration of Credit Risk and Significant Vendors
Revenue | ¥	¥ 18,842,663	¥ 18,950,683	¥ 17,415,248
Revenue | Customer concentration risk | Customer One
Concentration of Credit Risk and Significant Vendors
Revenue | ¥	¥ 2,040,000		¥ 1,753,638
Number of consumers | customer	1	0	1	1
Accounts receivable | Customer concentration risk | Customer One
Concentration of Credit Risk and Significant Vendors
Number of consumers | customer	0
Cost of sales | Contractor concentration risk | Supplier One
Concentration of Credit Risk and Significant Vendors
Number of contractors | contract	0	1	0